Concentrations of Geographic and Credit Risks (Tables)	12 Months Ended
Dec. 31, 2010
Major Products Including both On-Balance Sheet (100% Loans) and Off-Balance Sheet (Principally Commitments to Extend Credit) Exposures

The following table presents major products including both on-balance sheet (100% loans) and off-balance sheet (principally commitments to extend credit) exposures at December 31:

	2009						2010
	Credit Exposure		On-Balance Sheet		Off-Balance Sheet		Credit Exposure		On-Balance Sheet		Off-Balance Sheet
	(in millions of Won)
Commercial and industrial	(Won)	101,768,977	(Won)	54,479,473	(Won)	47,289,504	(Won)	109,426,546	(Won)	59,610,344	(Won)	49,816,202
Other commercial		53,782,606		34,770,389		19,012,217		53,557,510		34,601,192		18,956,318
Lease financing		1,559,652		1,559,652		—		1,578,151		1,578,151		—
Mortgage and home equity		40,525,281		40,022,157		503,124		45,163,921		44,646,443		517,478
Credit cards		80,020,979		15,116,757		64,904,222		84,596,542		17,479,346		67,117,196
Other consumer		31,598,021		23,306,609		8,291,412		30,914,902		22,041,860		8,873,042

	(Won)	309,255,516	(Won)	169,255,037	(Won)	140,000,479	(Won)	325,237,572	(Won)	179,957,336	(Won)	145,280,236